Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 8. Income Taxes

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. The Company had no unrecognized tax benefits as of March 31, 2014 and December 31, 2013.

As of December 31, 2013, the Company's valuation allowance against deferred tax assets decreased by approximately $20,960,000 due to write off of expired deferred tax assets and partial release of the Company's valuation allowance.

The Company will continue to assess the need for a valuation allowance on the deferred tax assets by evaluating both positive and negative evidence that may exist on a quarterly basis. Any adjustment to the deferred tax asset valuation allowance would be recorded in the unaudited condensed consolidated statement of income for the period that the adjustment is determined to be required.

Deferred tax assets consist of the following (in thousands):

	March 31,	December 31,
	2014	2013
Deferred tax assets
Credit carryforward	$2,660	$2,660
Stock based compensation	287	287
Other	59	59
Net operating losses	145,931	146,637

Gross deferred tax assets	148,937	149,643
Valuation allowance	(139,840)	(139,840)
Net deferred tax assets	$9,097	$9,803

The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations where stock ownership changes occur. In the event the Company has had a change in ownership, the future utilization of the Company's net operating loss and tax credit carryforwards could be limited.

A portion of deferred tax assets relating to NOLs, pertains to NOL carryforwards resulting from tax deductions upon the exercise of employee stock options of approximately $1,800,000. When recognized, the tax benefit of these loss carryforwards will be accounted for as a credit to additional paid-in capital rather than a reduction of the income tax expense.

As of March 31, 2014, the Company had net operating loss carryforwards for federal income tax purposes of approximately $433,000,000. The federal net operating loss carryforwards, if not offset against future income, will expire by 2032, with the majority of such NOLs expiring by 2021.

Note 11.  Income Taxes

The components of income (loss) before income tax benefit are as follows (in thousands):

	December 31,
	2013	2012
U.S.	$4,491	$(1,445)
Foreign	-	-
	$4,491	$(1,445)

During the years ended December 31, 2013 and 2012, the Company's benefit for income taxes was as follows (in thousands):

	December 31,
	2013	2012
Current benefit	$(38)	$(24)
Deferred benefit	(9,803)	-
	$(9,841)	$(24)

The components of the income tax benefit are as follows (in thousands):

	December 31,
	2013	2012
Federal tax benefit at statutory rate	$1,384	$(491)
Change in valuation allowance	(20,960)	(5,600)
Other	67	(2,192)
State income taxes rate differential	-	(23)
Net change in uncertain tax positions	-	(21)
Write off of expired deferred tax assets	10,080	8,303
Provision related to non-controlling interest	(412)	-
Total income tax benefit	$(9,841)	$(24)

The Company records deferred tax assets if the realization of such assets is more likely than not to occur in accordance with accounting standards that address income taxes. Significant management judgment is required in determining whether a valuation allowance against the Company's deferred tax assets is required. The Company has considered all available evidence, both positive and negative, such as historical levels of income and predictability of future forecasts of taxable income, in determining whether a valuation allowance is required. The Company is also required to forecast future taxable income in accordance with accounting standards that address income taxes to assess the appropriateness of a valuation allowance, which further requires the exercise of significant management judgment. Specifically, the Company evaluated the following criteria when considering a valuation allowance:

     • the history of tax net operating losses in recent years;

     • predictability of operating results

     • profitability for a sustained period of time; and

     • level of profitability on a quarterly basis.

As of December 31, 2013, the Company had cumulative net income before tax for the three years then ended. Based on its historical operating performance, the Company has concluded that it was more likely than not that the Company would not be able to realize the full benefit of the U.S. federal and state deferred tax assets in the future. However, the Company has concluded that it is more likely than not that the Company will be able to realize approximately $9,803,000 benefit of the U.S. federal and state deferred tax assets in the future. As a result, the Company has released $9,803,000 of the valuation allowance against its net deferred tax assets during the year ended December 31, 2013.

As of December 31, 2013, the Company's valuation allowance against deferred tax assets decreased by approximately $20,960,000 due to write off of expired deferred tax assets and partial release of the Company's valuation allowance.

The Company will continue to assess the need for a valuation allowance on the deferred tax assets by evaluating both positive and negative evidence that may exist on a quarterly basis. Any adjustment to the deferred tax asset valuation allowance would be recorded in the consolidated statement of income (loss) for the period that the adjustment is determined to be required. The valuation allowance against deferred tax assets was $139,840,000 and $160,799,000 as of December 31, 2013 and 2012, respectively.

Deferred tax assets consist of the following (in thousands):

	December 31,
	2013	2012
Deferred tax assets
Credit carryforward	$2,660	$6,091
Stock based compensation	287	241
Other	59	553
Net operating losses	146,637	153,914

Gross deferred tax assets	149,643	160,799
Valuation allowance	(139,840)	(160,799)
Net deferred tax assets	$9,803	$-

The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations where stock ownership changes occur. In the event the Company has had a change in ownership, the future utilization of the Company's net operating loss and tax credit carryforwards could be limited.

A portion of deferred tax assets relating to NOLs, pertains to NOL carryforwards resulting from tax deductions upon the exercise of employee stock options of approximately $1,800,000. When recognized, the tax benefit of these loss carryforwards will be accounted for as a credit to additional paid-in capital rather than a reduction of the income tax expense.

As of December 31, 2013, the Company had net operating loss carryforwards for federal income tax purposes of approximately $433,000,000. The federal net operating loss carryforwards, if not offset against future income, will expire by 2032, with the majority of such NOLs expiring by 2021.

The Company records liabilities, where appropriate, for all uncertain income tax positions. The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits within operations as income tax expense. The adoption of these provisions did not have an impact on the Company's consolidated financial condition, results of operations or cash flows. The company released approximately $41,000 of unrecognized tax benefit due to the lapse of the statute of limitation. At December 31, 2013, the Company had $0 of unrecognized tax benefits.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2013	2012
Balance as of January 1	$41	$63
Additions for tax positions related to the current year	-	2
Additions for tax positions related to prior years	-	-
Reductions for tax positions of prior years due to lapse of statute of limitation	(41)	(24)
Settlements	-	-
Balance as of December 31	$-	$41

The Company is subject to taxation in the US and various state jurisdictions.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 1998 through December 31, 2013, due to carryforward of unutilized net operating losses and research and development credits.  The Company does not anticipate significant changes to its uncertain tax positions through December 31, 2013.